REVENUE FROM CONTRACTS WITH CUSTOMERS - Summary of Revenues Disaggregated by Type of Services (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	¥ 936,801,282	$ 135,823,418	¥ 1,206,145,958	¥ 930,010,096
Leased and operated hotels revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	338,506,220	49,078,788	391,960,031	227,074,041
Franchised And Managed Hotels
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	582,441,077	84,446,018	774,359,348	677,480,818
Initial fees received from franchisees owners
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	42,423,951	6,150,894	76,263,574	61,051,369
Continuing franchise fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	540,017,126	78,295,124	698,095,774	616,429,449
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	¥ 15,853,985	$ 2,298,612	¥ 39,826,579	¥ 25,455,237